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                         J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036


January 2, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                    Re:    J.P. Morgan Institutional Funds (File Nos. 811-07342
               and 33-54642)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for J.P. Morgan Institutional Funds (the "Trust") does not differ from that contained in Post-Effective Amendment No. 100 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 29, 2003.

     Please call the undersigned at (212) 837-1881 with any questions you may have.


                                         Very truly yours,


                                         ---------------------------------------
                                         Judy R. Bartlett
                                         Vice President and
                                         Assistant General Counsel